Prospectus Supplement February 22, 2019

For the following funds with prospectuses dated March 1, 2018–February 1, 2019 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Strategic Bond FundSM

American Funds Tax-Exempt Fund of

New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund®

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

Washington Mutual Investors FundSM

1. The following paragraph is being added above the sentence that reads “The following are principal risks associated with the fund’s investment strategies” in the “Investment objective(s), strategies and risks” section of the prospectus for each of the funds listed above:

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-318-0219P CGD/AFD/10039-S70298

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT. THIS EXCLUDES THE FOLLOWING FUNDS: AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND, AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA, THE TAX-EXEMPT BOND FUND OF AMERICA AND THE TAX EXEMPT FUND OF CALIFORNIA.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY
/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Statement of Additional Information Supplement February 22, 2019

For the following funds with statements of additional information dated March 1, 2018–February 1, 2019 (each as supplemented to date):

AMCAP Fund®	American Balanced Fund®
American Funds Corporate Bond Fund®	American Funds Developing World Growth and Income FundSM
American Funds Emerging Markets Bond Fund®	American Funds Global Balanced FundSM
American Funds Inflation Linked Bond Fund®	American Funds Strategic Bond FundSM
American High-Income Trust®	American Mutual Fund®
The Bond Fund of America®	Capital Income Builder®
Capital World Bond Fund®	Capital World Growth and Income Fund®
EuroPacific Growth Fund®	Fundamental Investors®
The Growth Fund of America®	The Income Fund of America®
Intermediate Bond Fund of America®	International Growth and Income FundSM
The Investment Company of America®	The New Economy Fund®
New Perspective Fund®	New World Fund®
Short-Term Bond Fund of America®	SMALLCAP World Fund®
Washington Mutual Investors FundSM

The paragraph under the subheading “Cash and cash equivalents” in the “Description of certain securities, investment techniques and risks” section is amended to read as follows:

The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-313-0219O CGD/10149-S70328

Statement of Additional Information Supplement February 22, 2019

For the following funds with statements of additional information dated October 1, 2018 (as supplemented to date):

American High-Income Municipal Bond Fund®	Limited Term Tax-Exempt Bond Fund of America®
American Funds Short-Term Tax-Exempt Bond Fund®	The Tax-Exempt Bond Fund of America®
The Tax-Exempt Fund of California®	American Funds Tax-Exempt Fund of New York®

The paragraph under the subheading “Cash and cash equivalents” in the “Description of certain securities, investment techniques and risks” section is amended to read as follows:

The fund may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or that may be redeemed in 270 days or less); (d) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or that may be redeemed in one year or less); (e) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or that may be redeemed in one year or less; (f) tax-exempt variable rate debt issued by municipal conduits for corporate obligors; and (g) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed in one year or less.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-314-0219O CGD/10149-S70329